Schedule of purchase price of acquisition (Parenthetical) (Details) - Dynamic Indonesia Holdings Limited [Member] - Seamless Group Inc [Member] $ in Millions	Jun. 02, 2022 USD ($)
Restructuring Cost and Reserve [Line Items]
Accounts receivables and other receivables	$ 0.6
Property plant and equipment	0.2
Operating lease right-of-use assets	0.1
Other assets	1.6
Liabilities	$ 4.1